Form N-1A Supplement	Oct. 02, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Principal Funds, Inc.
Supplement dated October 2, 2025
to the Prospectus dated March 1, 2025
(as previously supplemented)
This supplement updates information contained in the Prospectus. Please retain this supplement for future reference.